Deposits (Time Deposits by Maturity) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Domestic
Maturities of time deposits:
Due in one year or less	¥ 30,195,623
Due after one year through two years	3,726,844
Due after two years through three years	2,330,065
Due after three years through four years	445,905
Due after four years through five years	744,759
Due after five years	865,415
Total	38,308,611
Foreign
Maturities of time deposits:
Due in one year or less	39,732,859
Due after one year through two years	480,930
Due after two years through three years	260,979
Due after three years through four years	77,600
Due after four years through five years	6,041
Due after five years	26,548
Total	¥ 40,584,957